Related Party Transactions - Additional Information (Details)									12 Months Ended
	Nov. 28, 2025 shares Tranches	Nov. 11, 2025 shares	May 19, 2025 shares	May 01, 2025 shares	Apr. 02, 2025 shares	Jan. 28, 2025 USD ($) shares	Jan. 22, 2025 t shares Tranches $ / shares	Apr. 18, 2024 shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($)
Disclosure of transactions between related parties [line items]
Granted									17,637,162	16,287,972
Number of vested performance rights									2,259,247	2,879,589
Expiry date									Jan. 22, 2030
Expense recognized | $									$ (1,142,636)	$ 5,523,560	$ 5,621,960
Issue of equity | $									$ 117,941,785	$ 29,111,789	$ 317,088
Performance Rights
Disclosure of transactions between related parties [line items]
Granted									17,637,162
Number Of Performance Right Convertible To Ordinary Shares									1	1
Share Rights
Disclosure of transactions between related parties [line items]
Granted									1,008,567	632,890
Number of vested performance rights									632,890	65,405
Darcy MacDougald | Performance Rights
Disclosure of transactions between related parties [line items]
Number of vested performance rights									169,112
Rashda Buttar | Performance Rights
Disclosure of transactions between related parties [line items]
Number of vested performance rights									344,863
Key Management Personnel | Mike O'Kronley | Performance Rights
Disclosure of transactions between related parties [line items]
Number Of Performance Right Convertible To Ordinary Shares			1
Expiry date			Dec. 31, 2027
Expense recognized | $									$ 153,189
Key Management Personnel | Mike O'Kronley | Performance Rights | Grant Date, One
Disclosure of transactions between related parties [line items]
Granted									3,723,971
Key Management Personnel | Mike O'Kronley | Performance Rights | Major Ordinary Share Transactions
Disclosure of transactions between related parties [line items]
Granted			3,723,971
Key Management Personnel | Kimberly Heimert | Performance Rights
Disclosure of transactions between related parties [line items]
Number Of Performance Right Convertible To Ordinary Shares		1
Expiry date		Dec. 31, 2027
Expense recognized | $									$ 6,889
Key Management Personnel | Kimberly Heimert | Performance Rights | Grant Date, One
Disclosure of transactions between related parties [line items]
Granted									489,818
Key Management Personnel | Kimberly Heimert | Performance Rights | Major Ordinary Share Transactions
Disclosure of transactions between related parties [line items]
Granted		489,818
Key Management Personnel | Dwayne Johnson | Performance Rights
Disclosure of transactions between related parties [line items]
Number Of Performance Right Convertible To Ordinary Shares	1
Expiry date	Dec. 31, 2027
Expense recognized | $									$ 17,398
Number of tranche options vest | Tranches	4
Key Management Personnel | Dwayne Johnson | Performance Rights | Grant Date, One
Disclosure of transactions between related parties [line items]
Granted									173,062
Key Management Personnel | Dwayne Johnson | Performance Rights | Grant Date, Two
Disclosure of transactions between related parties [line items]
Granted									1,035,534
Number Of Performance Right Convertible To Ordinary Shares	1
Key Management Personnel | Dwayne Johnson | Performance Rights | Major Ordinary Share Transactions
Disclosure of transactions between related parties [line items]
Granted	1,208,596
Key Management Personnel | Dwayne Johnson | Performance Rights | Major Ordinary Share Transactions | Grant Date, One
Disclosure of transactions between related parties [line items]
Granted	173,062
Key Management Personnel | Dwayne Johnson | Performance Rights | Major Ordinary Share Transactions | Grant Date, Two
Disclosure of transactions between related parties [line items]
Granted	1,035,534
Key Management Personnel | Zhanna Golodryga and Suresh Vaidyanathan | Performance Rights | Phillips 66 Company
Disclosure of transactions between related parties [line items]
Expense recognized | $									$ 57,500	$ 67,500
Key Management Personnel | Chris Burns, CEO | Performance Rights
Disclosure of transactions between related parties [line items]
Number Of Performance Right Convertible To Ordinary Shares								1
Expiry date								Dec. 31, 2026
Expense recognized | $										716,966
Key Management Personnel | Chris Burns, CEO | Performance Rights | Major Ordinary Share Transactions
Disclosure of transactions between related parties [line items]
Granted								3,658,161
Key Management Personnel | Darcy MacDougald | Performance Rights
Disclosure of transactions between related parties [line items]
Number Of Performance Right Convertible To Ordinary Shares								1
Expiry date								Dec. 31, 2026
Expense recognized | $									$ 210,873
Key Management Personnel | Darcy MacDougald | Performance Rights | Grant Date, One
Disclosure of transactions between related parties [line items]
Granted									1,136,165
Key Management Personnel | Darcy MacDougald | Performance Rights | Major Ordinary Share Transactions
Disclosure of transactions between related parties [line items]
Granted								1,075,930
Key Management Personnel | Tony Bellas | Share Rights
Disclosure of transactions between related parties [line items]
Number Of Performance Right Convertible To Ordinary Shares					1			1
Expiry date					Dec. 31, 2025			Dec. 31, 2024
Expense recognized | $									$ 33,428	69,893
Key Management Personnel | Tony Bellas | Share Rights | Major Ordinary Share Transactions
Disclosure of transactions between related parties [line items]
Granted					120,594			109,749
Key Management Personnel | Robert Natter | Share Rights
Disclosure of transactions between related parties [line items]
Number Of Performance Right Convertible To Ordinary Shares					1			1
Expiry date					Dec. 31, 2025			Dec. 31, 2024
Expense recognized | $									33,428	69,893
Key Management Personnel | Robert Natter | Share Rights | Major Ordinary Share Transactions
Disclosure of transactions between related parties [line items]
Granted					120,594			109,749
Key Management Personnel | Phillips 66 | Major Ordinary Share Transactions
Disclosure of transactions between related parties [line items]
Number of Shares						12,771,392
Issue of equity | $						$ 5,000,000
Key Management Personnel | Phillips 66 | Share Rights
Disclosure of transactions between related parties [line items]
Number Of Performance Right Convertible To Ordinary Shares					1			1
Expiry date					Dec. 31, 2025			Dec. 31, 2024
Expense recognized | $									33,428	69,893
Key Management Personnel | Phillips 66 | Share Rights | Major Ordinary Share Transactions
Disclosure of transactions between related parties [line items]
Granted					120,594			109,749
Key Management Personnel | Jean Oelwang | Share Rights
Disclosure of transactions between related parties [line items]
Number Of Performance Right Convertible To Ordinary Shares					1			1
Expiry date					Dec. 31, 2025			Dec. 31, 2024
Expense recognized | $									33,428	69,893
Key Management Personnel | Jean Oelwang | Share Rights | Major Ordinary Share Transactions
Disclosure of transactions between related parties [line items]
Granted					120,594			109,749
Key Management Personnel | Sharan Burrow | Share Rights
Disclosure of transactions between related parties [line items]
Number Of Performance Right Convertible To Ordinary Shares					1			1
Expiry date					Dec. 31, 2025			Dec. 31, 2024
Expense recognized | $									33,428	53,587
Key Management Personnel | Sharan Burrow | Share Rights | Major Ordinary Share Transactions
Disclosure of transactions between related parties [line items]
Granted					120,594			84,145
Key Management Personnel | Robert Long | Performance Rights
Disclosure of transactions between related parties [line items]
Number Of Performance Right Convertible To Ordinary Shares				1				1
Expiry date				Dec. 31, 2027				Dec. 31, 2026
Expense recognized | $									$ 70,581	74,794
Key Management Personnel | Robert Long | Performance Rights | Grant Date, One
Disclosure of transactions between related parties [line items]
Granted									1,363,398
Key Management Personnel | Robert Long | Performance Rights | Major Ordinary Share Transactions
Disclosure of transactions between related parties [line items]
Granted				1,363,398				1,144,130
Key Management Personnel | Nick Liveris, CFO | Liveris Technologies Pty Ltd
Disclosure of transactions between related parties [line items]
Expense recognized | $									$ 180,000
Key Management Personnel | Nick Liveris, CFO | Performance Rights
Disclosure of transactions between related parties [line items]
Expense recognized | $										0
Key Management Personnel | Nick Liveris, CFO | Performance Rights | Major Ordinary Share Transactions
Disclosure of transactions between related parties [line items]
Granted								1,398,709
Key Management Personnel | Nick Liveris, CFO | Share Rights
Disclosure of transactions between related parties [line items]
Number Of Performance Right Convertible To Ordinary Shares					1
Expiry date					Apr. 02, 2025
Expense recognized | $									11,942
Key Management Personnel | Nick Liveris, CFO | Share Rights | Major Ordinary Share Transactions
Disclosure of transactions between related parties [line items]
Granted					43,815
Key Management Personnel | Nick Liveris, CFO One | Share Rights
Disclosure of transactions between related parties [line items]
Number Of Performance Right Convertible To Ordinary Shares					1
Expiry date					Dec. 31, 2025
Expense recognized | $									$ 33,428
Key Management Personnel | Nick Liveris, CFO One | Share Rights | Major Ordinary Share Transactions
Disclosure of transactions between related parties [line items]
Granted					120,594
Key Management Personnel | Rashda Buttar | Performance Rights
Disclosure of transactions between related parties [line items]
Number Of Performance Right Convertible To Ordinary Shares								1
Expiry date								Dec. 31, 2026
Expense recognized | $										210,918
Key Management Personnel | Rashda Buttar | Performance Rights | Grant Date, One
Disclosure of transactions between related parties [line items]
Granted									1,136,165
Key Management Personnel | Rashda Buttar | Performance Rights | Major Ordinary Share Transactions
Disclosure of transactions between related parties [line items]
Granted								1,075,930
Key Management Personnel | Ron Edmonds One | Share Rights
Disclosure of transactions between related parties [line items]
Number Of Performance Right Convertible To Ordinary Shares					1			1
Expiry date					Dec. 31, 2025			Dec. 31, 2024
Expense recognized | $									$ 66,856	$ 69,893
Key Management Personnel | Ron Edmonds One | Share Rights | Major Ordinary Share Transactions
Disclosure of transactions between related parties [line items]
Granted					241,188			109,749
Key Management Personnel | Andrew Liveris | Share Options
Disclosure of transactions between related parties [line items]
Granted							3,000,000
Number of vested performance rights							3,000,000
Expiry date							Jan. 22, 2030
Number of tranche options vest | Tranches							10
Exercise price | $ / shares							$ 0.6
Annual sales of anode material | t							1,000
Key Management Personnel | Andrew Liveris | Share Options | Top of Range
Disclosure of transactions between related parties [line items]
Sale of anode increments for each subsequent tranche | t							10,000
Key Management Personnel | Andrew Liveris | Options Vest in Equal Tranches
Disclosure of transactions between related parties [line items]
Number of vested performance rights							300,000